Financial Risk Management - Summary of Net Exposure for Largest Currencies Impact on Sales (Detail) kr in Billions	12 Months Ended
Dec. 31, 2025 SEK (kr)
USD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	kr 91.0
Sales transaction exposure	45.9
Sales net exposure	136.9
Cost translation exposure	(54.8)
Cost transaction exposure	(40.7)
Cost net exposure	(95.5)
EUR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	35.2
Sales transaction exposure	3.4
Sales net exposure	38.6
Cost translation exposure	(28.7)
Cost transaction exposure	(2.3)
Cost net exposure	(31.0)
INR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	12.2
Sales transaction exposure	(1.4)
Sales net exposure	10.8
Cost translation exposure	(8.4)
Cost transaction exposure	0.1
Cost net exposure	(8.3)
JPY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	8.5
Sales transaction exposure	0.0
Sales net exposure	8.5
Cost translation exposure	(2.9)
Cost transaction exposure	0.2
Cost net exposure	(2.7)
CAD [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	3.7
Sales transaction exposure	0.0
Sales net exposure	3.7
Cost translation exposure	(1.8)
Cost transaction exposure	0.2
Cost net exposure	(1.6)
CNY [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	3.7
Sales transaction exposure	0.0
Sales net exposure	3.7
Cost translation exposure	(2.6)
Cost transaction exposure	1.1
Cost net exposure	(1.5)
SAR [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	5.7
Sales transaction exposure	0.1
Sales net exposure	5.8
Cost translation exposure	(3.0)
Cost transaction exposure	0.1
Cost net exposure	(2.9)
BRL [member]
Disclosure Of Currency Exposure [Line Items]
Sales translation exposure	3.0
Sales transaction exposure	0.0
Sales net exposure	3.0
Cost translation exposure	(2.3)
Cost transaction exposure	1.4
Cost net exposure	kr (0.9)